PRUDENTIAL INVESTMENT PORTFOLIOS 3
PGIM QMA Global Tactical Allocation Fund

Supplement dated June 22, 2018 to the Currently Effective Statement of Additional Information

Effective as of July 1, 2018, the Fund’s Manager, PGIM Investments LLC (PGIM Investments), has agreed to contractually reduce its management fee rates. To reflect this change, effective as of July 1, 2018, Part I of the Statement of Additional Information is revised as follows:

1.	In the section of the SAI entitled “Management and Advisory Arrangements”, the management fee rate appearing for PGIM Investments is hereby deleted in its entirety and replaced with the following:

1.10% of average daily net assets up to $1 billion;
1.08% of average daily net assets from $1 billion to $3 billion;
1.06% of average daily net assets from $3 billion to $5 billion;
1.05% of average daily net assets from $5 billion to $10 billion;
1.04% of average daily net assets over $10 billion

2.	In the section of the SAI entitled “Management and Advisory Arrangements—Subadvisory Arrangements”, the fourth paragraph is hereby deleted and replaced with the following:

The subadvisory fee rate for the Fund is 0.65% on all assets.

3.	In the section of the SAI entitled “Management and Advisory Arrangements—Management Arrangements—Cayman Subsidiary”, the management fee rate appearing for managing the Cayman Subsidiary is hereby deleted in its entirety and replaced with the following:

1.10% of average daily net assets up to $1 billion;
1.08% of average daily net assets from $1 billion to $3 billion;
1.06% of average daily net assets from $3 billion to $5 billion;
1.05% of average daily net assets from $5 billion to $10 billion;
1.04% of average daily net assets over $10 billion

4.	In the section of the SAI entitled “Management and Advisory Arrangements—Subadvisory Arrangements—Cayman Subsidiary”, the last paragraph is hereby deleted in its entirety and replaced with the following:

PGIM Investments also has entered into a separate Subadvisory Agreement with the subadviser relating to the Cayman Subsidiary. The Subadvisory Agreement provides that the subadviser will furnish investment advisory services in connection with the management of the Cayman Subsidiary. The subadviser also will provide substantially similar services to the services provided to the Fund as discussed above. PGIM Investments has responsibility for all investment advisory services pursuant to the Management Agreement with the Cayman Subsidiary and supervises the subadviser’s performance of such services.  PGIM Investments will pay the subadviser a monthly fee at the annual rate of 0.65% of the Cayman Subsidiary's average daily net assets for asset allocation services. The subadviser may voluntarily waive a portion of its fees from time to time.

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